Line of Credit - Bank	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Line of Credit Bank [Abstract]
LINE OF CREDIT - BANK

NOTE 5 - LINE OF CREDIT - BANK

The Company has a revolving line of credit with a financial institution, which balance is due on demand and principal payments are due monthly at 1/60 th of the outstanding principal balance. This revolving line of credit is in the amount of $50,000, and is personally guaranteed by the Company's Chief Executive Officer ("CEO"). The line bears interest at a fluctuating rate equal to the prime rate plus 4.25%, which at March 31, 2021 and September 30, 2020 was 7.5% and 7.5%, respectively. As of March 31, 2021, and September 30, 2020, respectively, the balance of the line of credit was $38,048 and $41,609, with $11,952, available at March 31, 2021.

NOTE 6 - LINE OF CREDIT - BANK

The Company has a revolving line of credit with a financial institution, which balance is due on demand and principal payments are due monthly at 1/60 th of the outstanding principal balance. This revolving line of credit is in the amount of $50,000, and is personally guaranteed by the Company's Chief Executive Officer ("CEO"). The line bears interest at a fluctuating rate equal to the prime rate plus 4.25%, which at September 30, 2020 and September 30, 2019 was 7.5% and 9.25%, respectively. As of September 30, 2020 and 2019, respectively, the balance of the line of credit was $41,609 and $44,556, with $8,391, available at September 30, 2020.